Shareholder Report, Holdings (Details) - C000217971	Dec. 31, 2025
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%